Warrant Liabilities (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 15, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price, description		The Public Warrants have an exercise price of $5,750 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation	The Public Warrants have an exercise price of $5,750.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Contractual term		60 days	60 days
Warrants exercisable, description		Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants
Fair value of warrants		$ 2,000	$ 15,000	$ 641,000
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock	9.99%
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price, description		GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications	GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of Common Stock, or securities convertible into or exercisable or exchange for, shares of Common Stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such Common Stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment. Upon the closing of the OpenReel Merger (as discussed in Note 5), the exercise price of the GEM Warrants were adjusted to the price equal to 105% of the consideration per share paid which resulted in a strike price of $18.30. The effect of the change in strike price feature being triggered resulted in a change of value of approximately $15,000 which is recorded in the statement of operations line change in fair value of warrant liability.
Warrants exercise price	$ 3,245
Warrants purchased	1,657	1,657
Warrants strike price	$ 18.30
Change in value of warrants	$ 15,000
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock	9.99%
Gem Agreement [Member] | Gem Warrant [Member] | Reverse Stock Split [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price	$ 3,245.00
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding		23,000	23,000	23,000
Warrants exercise price		$ 5,750	$ 5,750.00
Warrant expiration period		5 years	5 years
Redemption trigger price		$ 9,000	$ 9,000.00
Warrants exercise price		$ 5,750
Share price warrants			$ 5.00
Public Warrants [Member] | Reverse Stock Split [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding			23,000
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 8. 00 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Redemption trigger price		$ 9,000
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable		0	0
Redemption trigger price			$ 9,000.00
Warrants price per share		0	0
Private Placement Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrants		$ 901,000